Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial risk management
Summary of trade receivables and contract assets

		Between	Between	Between
	Within	6 months	1 to 2	2 to 3	After 3
As of December 31, 2021	6 months	to 1 year	years	years	years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
IVD product customers
Expected loss rate	9%	19%	34%	81%	100%
Trade receivables and contract assets, gross	135,288	29,937	34,985	2,310	—	202,520
Loss allowance	11,984	5,628	11,896	1,880	—	31,388

Hospital customers
Expected loss rate	13%	14%	29%	55%	100%
Trade receivables and contract assets, gross	19,872	9,784	17,046	13,521	612	60,835
Loss allowance	2,504	1,356	4,995	7,376	612	16,843

Other customers
Expected loss rate	3%	12%	26%	54%	100%
Trade receivables and contract assets, gross	67,076	6,388	4,344	1,587	548	79,943
Loss allowance	1,859	765	1,144	863	548	5,179

		Between	Between	Between
	Within	6 months	1 to 2	2 to 3	After 3
As of December 31, 2022	6 months	to 1 year	years	years	years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
IVD product customers
Expected loss rate	15%	38%	59%	100%	100%
Trade receivables and contract assets, gross	52,231	61,648	41,241	16,710	2,310	174,140
Loss allowance	7,990	23,403	24,191	16,710	2,310	74,604

Hospital customers
Expected loss rate	12%	14%	26%	41%	66%
Trade receivables and contract assets, gross	12,628	14,550	17,295	16,851	8,871	70,195
Loss allowance	1,538	1,980	4,571	6,980	5,816	20,885

Other customers
Expected loss rate	3%	12%	46%	78%	100%
Trade receivables and contract assets, gross	83,090	29,691	4,439	1,085	1,238	119,543
Loss allowance	2,798	3,653	2,035	845	1,238	10,569

Summary of financial liabilities

		Between	Between
	Less than	1 and 2	2 and 5	Over 5
	1 year	years	years	years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of December 31, 2021

Borrowings	20,206	—	—	—	20,206
Lease liabilities	22,811	19,850	16,351	1,682	60,694
Trade payables	55,767	—	—	—	55,767
Other payables	92,488	—	—	—	92,488
Amounts due to related parties	3	—	—	—	3
Other non-current liabilities	—	—	13,961	—	13,961
Total	191,275	19,850	30,312	1,682	243,119

As of December 31, 2022

Borrowings	113,066	7,206	—	—	120,272
Lease liabilities	23,145	12,359	10,141	—	45,645
Trade payables	63,048	—	—	—	63,048
Other payables	116,160	—	—	—	116,160
Other non-current liabilities	—	—	15,090	—	15,090
Total	315,419	19,565	25,231	—	360,215

Summary of asset or liability that are not based on observable

		Level 1	Level 2	Level 3	Total
	Notes	RMB’000	RMB’000	RMB’000	RMB’000
As of December 31, 2021

Assets
Financial assets at fair value through profit or loss
- other investments	21(i)	—	—	49,780	49,780
- wealth management products	21(ii)	—	—	144,361	144,361
- equity security	21(iii)	7,082	—	—	7,082
Derivative financial instruments - foreign currency forwards	22	—	2,002	—	2,002
Total		7,082	2,002	194,141	203,225

As of December 31, 2022

Assets
Financial assets at fair value through profit or loss
- other investments	21(i)	—	—	50,496	50,496
- wealth management products	21(ii)	—	—	151,509	151,509
- equity security	21(iii)	5,917	—	—	5,917
Total		5,917	—	202,005	207,922

Summary of movements in level 3 instruments

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Wealth management products
Opening balance	122,224	130,002	144,361
Additions	1,628,558	1,650,355	1,180,045
Gain/(loss) recognized in other income and gains/(losses) – net (Note 9)	4,652	(5,867)	(12,363)
Redemptions	(1,625,106)	(1,628,463)	(1,169,346)
Exchange differences	(326)	(1,666)	8,812
Closing balance	130,002	144,361	151,509
Other investments
Opening balance	—	19,609	49,780
Additions	19,000	28,895	—
Fair value change recognized in profit or loss (Note 9)	609	1,668	(1,640)
Exchange differences	—	(392)	2,356
Closing balance	19,609	49,780	50,496